Summary of Significant Accounting Policies - Summary of Significant Accounts Receivable (Detail) (Accounts Receivable [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Gilead [Member]
Concentration Risk [Line Items]
Significant Accounts Receivable	51.20%
Pfizer [Member]
Concentration Risk [Line Items]
Significant Accounts Receivable	22.60%	45.40%	28.00%
Boehringer [Member]
Concentration Risk [Line Items]
Significant Accounts Receivable	11.10%	18.00%	40.10%
Eli Lilly [Member]
Concentration Risk [Line Items]
Significant Accounts Receivable	11.00%	28.20%	10.60%
Government Agencies [Member]
Concentration Risk [Line Items]
Significant Accounts Receivable	4.00%	8.40%	21.30%